ROBERT B. SAGINAW
Counsel

Phone (612) 342-7346
Fax (612) 342-7531




August 13, 1997



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attention:  Filing Desk, Stop 1-4

RE: Post-Effective Amendment No. 2 to Form S-6 Registration Statement of Separate Account of ReliaStar Life Insurance Company Registration No. 333-18517

Dear Sir or Madam:

In accordance with the provisions of Securities Act Rule 497(j), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 for the above captioned registrant does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 2 to the Registration Statement, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 8, 1997, and will become effective on August 8, 1997.

Sincerely,



Robert B. Saginaw
Counsel

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